UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME STOCK FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48452-1214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
October 31, 2014 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMON STOCKS (97.9%)

              CONSUMER DISCRETIONARY (5.3%)
              ----------------------------
              ADVERTISING (0.4%)
   150,600    Omnicom Group, Inc.                                           $      10,822
                                                                            -------------
              AUTOMOBILE MANUFACTURERS (0.4%)
   804,000    Ford Motor Co.                                                       11,328
                                                                            -------------
              DEPARTMENT STORES (0.7%)
   347,400    Kohl's Corp.                                                         18,836
                                                                            -------------
              DISTRIBUTORS (0.5%)
   142,000    Genuine Parts Co.                                                    13,786
                                                                            -------------
              HOME IMPROVEMENT RETAIL (0.5%)
   148,900    Home Depot, Inc.                                                     14,521
                                                                            -------------
              HOTELS, RESORTS & CRUISE LINES (0.7%)
   490,189    Carnival Corp.                                                       19,681
                                                                            -------------
              LEISURE PRODUCTS (0.4%)
   418,150    Mattel, Inc.                                                         12,992
                                                                            -------------
              MOVIES & ENTERTAINMENT (0.7%)
   460,600    Regal Entertainment Group "A"                                        10,202
   109,765    Time Warner, Inc.                                                     8,723
                                                                            -------------
                                                                                   18,925
                                                                            -------------
              RESTAURANTS (0.4%)
   137,660    McDonald's Corp.                                                     12,903
                                                                            -------------
              SPECIALIZED CONSUMER SERVICES (0.6%)
   491,700    H&R Block, Inc.                                                      15,887
                                                                            -------------
              Total Consumer Discretionary                                        149,681
                                                                            -------------
              CONSUMER STAPLES (11.8%)
              -----------------------
              BREWERS (0.5%)
   205,200    Molson Coors Brewing Co. "B"                                         15,263
                                                                            -------------
              DRUG RETAIL (1.4%)
   171,425    CVS Health Corp.                                                     14,710
   381,100    Walgreen Co.                                                         24,474
                                                                            -------------
                                                                                   39,184
                                                                            -------------
              FOOD DISTRIBUTORS (0.5%)
   354,400    Sysco Corp.                                                          13,659
                                                                            -------------
              HOUSEHOLD PRODUCTS (2.0%)
    98,720    Colgate-Palmolive Co.                                                 6,602
   190,449    Kimberly-Clark Corp.                                                 21,763
   328,900    Procter & Gamble Co.                                                 28,703
                                                                            -------------
                                                                                   57,068
                                                                            -------------

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1  | USAA Income Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              HYPERMARKETS & SUPER CENTERS (1.0%)
   376,400    Wal-Mart Stores, Inc.                                         $      28,708
                                                                            -------------
              PACKAGED FOODS & MEAT (2.0%)
   284,850    Campbell Soup Co.                                                    12,582
    91,750    Hershey Co.                                                           8,799
   265,800    Kraft Foods Group, Inc.                                              14,978
   495,400    Unilever N.V.                                                        19,187
                                                                            -------------
                                                                                   55,546
                                                                            -------------
              SOFT DRINKS (1.1%)
   263,200    Coca-Cola Co.                                                        11,023
   255,400    Coca-Cola Enterprises, Inc.                                          11,072
    83,119    PepsiCo, Inc.                                                         7,993
                                                                            -------------
                                                                                   30,088
                                                                            -------------
              TOBACCO (3.3%)
   541,100    Altria Group, Inc.                                                   26,157
   275,295    Lorillard, Inc.                                                      16,930
   332,480    Philip Morris International, Inc.                                    29,594
   335,049    Reynolds American, Inc.                                              21,078
                                                                            -------------
                                                                                   93,759
                                                                            -------------
              Total Consumer Staples                                              333,275
                                                                            -------------
              ENERGY (9.6%)
              ------------
              INTEGRATED OIL & GAS (4.5%)
   324,300    Chevron Corp.                                                        38,900
    71,017    Exxon Mobil Corp.                                                     6,868
   400,800    Occidental Petroleum Corp.                                           35,643
   633,969    Royal Dutch Shell plc ADR                                            45,512
                                                                            -------------
                                                                                  126,923
                                                                            -------------
              OIL & GAS DRILLING (0.6%)
   611,600    Transocean Ltd.                                                      18,244
                                                                            -------------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
   468,852    ConocoPhillips                                                       33,828
   336,500    Marathon Oil Corp.                                                   11,912
                                                                            -------------
                                                                                   45,740
                                                                            -------------
              OIL & GAS STORAGE & TRANSPORTATION (2.9%)
   264,900    Enterprise Products Partners, LP                                      9,775
   135,930    Kinder Morgan Energy Partners, LP                                    12,750
   259,705    Kinder Morgan, Inc.                                                  10,051
   116,000    Markwest Energy Partners, LP                                          8,126
   132,450    ONEOK Partners, LP                                                    6,768
   224,250    ONEOK, Inc.                                                          13,217
   294,350    Spectra Energy Corp.                                                 11,518
   140,260    Targa Resources Partners, LP                                          8,567
                                                                            -------------
                                                                                   80,772
                                                                            -------------
              Total Energy                                                        271,679
                                                                            -------------
              FINANCIALS (13.4%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
    36,370    BlackRock, Inc.                                                      12,406
   114,500    State Street Corp.                                                    8,640
                                                                            -------------
                                                                                   21,046
                                                                            -------------
              CONSUMER FINANCE (0.7%)
   231,900    Capital One Financial Corp.                                          19,194
                                                                            -------------
              DIVERSIFIED BANKS (4.8%)
    96,100    Commonwealth Bank of Australia                                        6,815

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
   749,800    HSBC Holdings plc ADR                                         $      38,255
   770,200    JPMorgan Chase & Co.                                                 46,582
   819,600    Wells Fargo & Co.                                                    43,513
                                                                            -------------
                                                                                  135,165
                                                                            -------------
              INSURANCE BROKERS (1.1%)
   390,450    Arthur J. Gallagher & Co.                                            18,624
   217,320    Marsh & McLennan Companies, Inc.                                     11,816
                                                                            -------------
                                                                                   30,440
                                                                            -------------
              LIFE & HEALTH INSURANCE (1.4%)
   714,300    MetLife, Inc.                                                        38,744
                                                                            -------------
              REGIONAL BANKS (2.5%)
   724,100    BB&T Corp.                                                           27,429
    84,000    M&T Bank Corp.                                                       10,263
   364,700    PNC Financial Services Group, Inc.                                   31,506
                                                                            -------------
                                                                                   69,198
                                                                            -------------
              REITs - HEALTH CARE (0.6%)
   232,000    Health Care REIT, Inc.                                               16,498
                                                                            -------------
              REITs - SPECIALIZED (0.3%)
   269,245    Corrections Corp. of America                                          9,903
                                                                            -------------
              SPECIALIZED FINANCE (0.7%)
   222,480    CME Group, Inc.                                                      18,646
                                                                            -------------
              THRIFTS & MORTGAGE FINANCE (0.6%)
 1,251,310    People's United Financial, Inc.                                      18,294
                                                                            -------------
              Total Financials                                                    377,128
                                                                            -------------
              HEALTH CARE (11.7%)
              ------------------
              HEALTH CARE EQUIPMENT (0.9%)
   363,930    Medtronic, Inc.                                                      24,805
                                                                            -------------
              MANAGED HEALTH CARE (0.4%)
   125,536    UnitedHealth Group, Inc.                                             11,927
                                                                            -------------
              PHARMACEUTICALS (10.4%)
 1,363,550    AbbVie, Inc.                                                         86,531
   645,000    Johnson & Johnson                                                    69,518
   848,800    Merck & Co., Inc.                                                    49,179
   334,500    Novartis AG ADR                                                      31,005
 1,647,970    Pfizer, Inc.                                                         49,357
   154,100    Sanofi ADR                                                            7,126
                                                                            -------------
                                                                                  292,716
                                                                            -------------
              Total Health Care                                                   329,448
                                                                            -------------
              INDUSTRIALS (15.5%)
              ------------------
              AEROSPACE & DEFENSE (5.1%)
    66,640    Boeing Co.                                                            8,324
   129,000    General Dynamics Corp.                                               18,029
   129,000    Honeywell International, Inc.                                        12,400
   126,390    Lockheed Martin Corp.                                                24,086
   409,100    Raytheon Co.                                                         42,497
   366,700    United Technologies Corp.                                            39,237
                                                                            -------------
                                                                                  144,573
                                                                            -------------
              AGRICULTURAL & FARM MACHINERY (0.2%)
    77,310    Deere & Co.                                                           6,613
                                                                            -------------
              AIR FREIGHT & LOGISTICS (1.4%)
   376,370    United Parcel Service, Inc. "B"                                      39,485
                                                                            -------------

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3  | USAA Income Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMERCIAL PRINTING (0.9%)
   275,300    Deluxe Corp.                                                  $      16,738
   538,500    R.R. Donnelley & Sons Co.                                             9,397
                                                                            -------------
                                                                                   26,135
                                                                            -------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
    83,200    Caterpillar, Inc.                                                    8,437
                                                                            -------------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.6%)
   818,700    Eaton Corp. plc                                                      55,991
   265,800    Emerson Electric Co.                                                 17,027
                                                                            -------------
                                                                                   73,018
                                                                            -------------
              ENVIRONMENTAL & FACILITIES SERVICES (2.0%)
   950,400    Republic Services, Inc.                                              36,495
   393,040    Waste Management, Inc.                                               19,216
                                                                            -------------
                                                                                   55,711
                                                                            -------------
              INDUSTRIAL CONGLOMERATES (2.7%)
   130,750    3M Co.                                                               20,106
 2,122,700    General Electric Co.                                                 54,787
                                                                            -------------
                                                                                   74,893
                                                                            -------------
              INDUSTRIAL MACHINERY (0.3%)
    84,000    Stanley Black & Decker, Inc.                                          7,866
                                                                            -------------
              Total Industrials                                                   436,731
                                                                            -------------
              INFORMATION TECHNOLOGY (13.8%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (1.4%)
 1,669,000    Cisco Systems, Inc.                                                  40,841
                                                                            -------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
   201,700    Automatic Data Processing, Inc.                                      16,495
   349,750    Paychex, Inc.                                                        16,417
                                                                            -------------
                                                                                   32,912
                                                                            -------------
              SEMICONDUCTOR EQUIPMENT (0.5%)
   196,550    KLA-Tencor Corp.                                                     15,557
                                                                            -------------
              SEMICONDUCTORS (4.0%)
 1,587,950    Intel Corp.                                                          54,006
   135,050    Linear Technology Corp.                                               5,786
   354,100    Microchip Technology, Inc.                                           15,265
   752,400    Texas Instruments, Inc.                                              37,364
                                                                            -------------
                                                                                  112,421
                                                                            -------------
              SYSTEMS SOFTWARE (2.8%)
 1,390,200    Microsoft Corp.                                                      65,270
   322,950    Oracle Corp.                                                         12,611
                                                                            -------------
                                                                                   77,881
                                                                            -------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.9%)
   133,309    Apple, Inc.                                                          14,397
 1,351,900    Hewlett-Packard Co.                                                  48,506
   763,580    Seagate Technology plc                                               47,976
                                                                            -------------
                                                                                  110,879
                                                                            -------------
              Total Information Technology                                        390,491
                                                                            -------------

              MATERIALS (4.6%)
              ---------------
              COMMODITY CHEMICALS (0.4%)
   104,400    LyondellBasell Industries N.V. "A"                                    9,566
                                                                            -------------
              DIVERSIFIED CHEMICALS (0.9%)
   306,470    Dow Chemical Co.                                                     15,139

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
   156,700    E.I. du Pont de Nemours & Co.                                 $      10,836
                                                                            -------------
                                                                                   25,975
                                                                            -------------
              DIVERSIFIED METALS & MINING (1.5%)
   147,180    BHP Billiton Ltd. ADR                                                 8,748
   334,900    Freeport-McMoRan Copper & Gold, Inc.                                  9,545
   513,440    Rio Tinto plc ADR                                                    24,630
                                                                            -------------
                                                                                   42,923
                                                                            -------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   438,050    Potash Corp. of Saskatchewan, Inc.                                   14,968
                                                                            -------------
              PAPER PACKAGING (0.6%)
   428,110    Bemis Co., Inc.                                                      16,469
                                                                            -------------
              PAPER PRODUCTS (0.4%)
   207,700    International Paper Co.                                              10,514
                                                                            -------------
              SPECIALTY CHEMICALS (0.3%)
   177,500    RPM International, Inc.                                               8,041
                                                                            -------------
              Total Materials                                                     128,456
                                                                            -------------
              TELECOMMUNICATION SERVICES (4.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.7%)
   530,147    AT&T, Inc.                                                           18,470
   547,154    CenturyLink, Inc.                                                    22,696
   708,116    Verizon Communications, Inc.                                         35,583
                                                                            -------------
                                                                                   76,749
                                                                            -------------
              WIRELESS TELECOMMUNICATION SERVICES (1.8%)
   451,100    Rogers Communications, Inc. "B"                                      16,984
   978,900    Vodafone Group plc ADR                                               32,519
                                                                            -------------
                                                                                   49,503
                                                                            -------------
              Total Telecommunication Services                                    126,252
                                                                            -------------
              UTILITIES (7.7%)
              ----------------
              ELECTRIC UTILITIES (2.9%)
   268,390    Duke Energy Corp.                                                    22,048
   103,050    Entergy Corp.                                                         8,658
   335,060    Northeast Utilities                                                  16,535
   509,920    PPL Corp.                                                            17,842
   204,300    Southern Co.                                                          9,472
   243,300    Weststar Energy, Inc.                                                 9,199
                                                                            -------------
                                                                                   83,754
                                                                            -------------
              GAS UTILITIES (0.3%)
   164,500    WGL Holdings, Inc.                                                    7,732
                                                                            -------------
              MULTI-UTILITIES (4.5%)
   335,920    Ameren Corp.                                                         14,223
   370,000    CenterPoint Energy, Inc.                                              9,084
   419,050    CMS Energy Corp.                                                     13,690
   180,100    Dominion Resources, Inc.                                             12,841
    94,800    National Grid plc ADR                                                 7,052
   495,200    NiSource, Inc.                                                       20,828
   152,350    SCANA Corp.                                                           8,363
   526,360    TECO Energy, Inc.                                                    10,322
   236,350    Vectren Corp.                                                        10,624
   394,810    Wisconsin Energy Corp.                                               19,606
                                                                            -------------
                                                                                  126,633
                                                                            -------------
              Total Utilities                                                     218,119
                                                                            -------------
              Total Common Stocks (cost: $2,277,344)                            2,761,260
                                                                            -------------

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5  | USAA Income Stock Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES     SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.6%)

              MONEY MARKET FUNDS (2.6%)
74,693,551    State Street Institutional Liquid Reserves Fund Premier Class,
                 0.08% (a)(cost: $74,694)                                           $      74,694
                                                                                    -------------

              TOTAL INVESTMENTS (COST: $2,352,038)                                  $   2,835,954
                                                                                    =============

($ IN 000s)                                       VALUATION HIERARCHY
                                                  -------------------

                                     (LEVEL 1)        (LEVEL 2)         (LEVEL 3)
                                   QUOTED PRICES        OTHER          SIGNIFICANT
                                      IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                       MARKETS       OBSERVABLE         INPUTS
                                    FOR IDENTICAL      INPUTS
ASSETS                                ASSETS                                                TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                  $      2,761,260  $            --  $            -- $     2,761,260
Money Market Instruments:
  Money Market Funds                       74,694               --               --          74,694
---------------------------------------------------------------------------------------------------
Total                            $      2,835,954  $            --  $            -- $     2,835,954
---------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through October 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these

================================================================================

7  | USAA Income Stock Fund

================================================================================

monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $522,060,000 and $38,144,000, respectively, resulting in net unrealized appreciation of $483,916,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,821,798,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.0% of net assets at October 31, 2014.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

================================================================================

9  | USAA Income Stock Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2014.

================================================================================

                                         Notes to Portfolio of Investments |  10


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/16/2014
         ------------------------------